Employee Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Directors' Retirement Plan [Member]
Net Periodic Pension Cost
Service cost	$ 6	$ 5	$ 25
Interest cost	34	41	45
Amortization of prior service cost	33	87	87
Net periodic pension cost	73	133	157
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	(7)	11	7
Amortization of prior service cost	(22)	(57)	(57)
Total recognized in other comprehensive income	(29)	(46)	(50)
SERP [Member]
Net Periodic Pension Cost
Service cost	81	64	60
Interest cost	120	123	124
Amortization of transition obligation	41	41	41
Amortization of net loss	81	55	57
Amortization of prior service cost
Net periodic pension cost	323	283	282
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	51	101	(46)
Amortization of transition obligation	(29)	(27)	(27)
Total recognized in other comprehensive income	$ 22	$ 74	$ (73)